ACQUISITION (Details) ¥ in Thousands, $ in Thousands	1 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2016 CNY (¥)
ACQUISITION
Goodwill	¥ 1,021,454	$ 150,698	¥ 1,036,124	¥ 217,394
Lagou Information Limited
ACQUISITION
Percentage of equity interest acquired	66.00%
Total purchase price	¥ 782,594
Net assets	125,026
Goodwill	818,730
Deferred tax liabilities	(14,424)
Non-controlling interests	(242,900)
Total	782,594
Lagou Information Limited | Trade names
ACQUISITION
Identifiable intangible assets:	60,183
Lagou Information Limited | Technology
ACQUISITION
Identifiable intangible assets:	¥ 35,979